Investment Strategy	Dec. 31, 2025
BlackRock Cash Funds: Institutional
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises).
The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Money Market Master Portfolio.

Strategy Portfolio Concentration [Text]	The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks.
Capital | BlackRock Cash Funds: Treasury
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.

Institutional | BlackRock Cash Funds: Treasury
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.

Select | BlackRock Cash Funds: Treasury
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.

Premium | BlackRock Cash Funds: Treasury
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.

SL Agency | BlackRock Cash Funds: Treasury
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.

Trust | BlackRock Cash Funds: Treasury
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.